Supplemental Guarantor Information - Unaudited Consolidated Statement of Cash Flows (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($) [1]	Jun. 30, 2020 MXN ($)	Jun. 30, 2019 MXN ($)
Cash flows from operating activities:
Income before income tax	$ 282	$ 6,494	$ 8,875
Non-cash items		10,188	8,805
Changes in working capital		1,458	(1,756)
Net cash flows (used in)/from financing activities		18,140	15,924
Investing activities:
Interest received	24	556	551
Acquisition of long-lived assets, net		(3,255)	(3,313)
Acquisition of intangible assets and other investing activities		(638)	(645)
Investments in financial assets, net	(11)	(257)	(202)
Dividends received		16	0
Net cash flows used in investing activities		(3,578)	(3,609)
Financing activities:
Proceeds from borrowings	1,780	41,095	213
Repayment of borrowings	(1,196)	(27,618)	(5,020)
Interest paid	(159)	(3,661)	(2,320)
Dividends paid	(221)	(5,105)	(3,722)
Interest paid on lease liabilities		(59)	(72)
Payments of leases	(12)	(277)	(226)
Other financing activities	(35)	(812)	(777)
Net cash flows (used in)/from financing activities		3,563	(11,924)
Net (decrease) increase in cash and cash equivalents	786	18,125	391
Cash and cash equivalents at the beginning of the period	888	20,491	23,727
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies	123	2,857	(633)
Cash and cash equivalents at the end of the period	$ 1,797	41,473	23,485
Coca-Cola FEMSA [member]
Cash flows from operating activities:
Income before income tax		3,744	5,663
Non-cash items		(3,963)	(7,392)
Changes in working capital		104	(35)
Net cash flows (used in)/from financing activities		(115)	(1,764)
Investing activities:
Interest received		1,816	1,421
Acquisition of long-lived assets, net		0	0
Acquisition of intangible assets and other investing activities		(2,398)	(1,014)
Investments in financial assets, net		0	(42)
Dividends received		9,837	8,756
Net cash flows used in investing activities		9,255	9,121
Financing activities:
Proceeds from borrowings		38,819	0
Repayment of borrowings		(26,231)	(4,665)
Interest paid		(4,337)	(2,002)
Dividends paid		(5,105)	(3,718)
Interest paid on lease liabilities		0	0
Payments of leases		0	0
Other financing activities		(3,671)	(2,816)
Net cash flows (used in)/from financing activities		(525)	(13,201)
Net (decrease) increase in cash and cash equivalents		8,615	(5,844)
Cash and cash equivalents at the beginning of the period		9,849	16,529
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		2,863	(322)
Cash and cash equivalents at the end of the period		21,327	10,363
Wholly-Owned guarantors subsidiaries [member]
Cash flows from operating activities:
Income before income tax		8,149	10,187
Non-cash items		1,130	(4,829)
Changes in working capital		4,758	1,585
Net cash flows (used in)/from financing activities		14,037	6,943
Investing activities:
Interest received		1,090	1,160
Acquisition of long-lived assets, net		(1,241)	(1,401)
Acquisition of intangible assets and other investing activities		(168)	(28)
Investments in financial assets, net		(227)	(172)
Dividends received		11,438	779
Net cash flows used in investing activities		10,892	338
Financing activities:
Proceeds from borrowings		0	0
Repayment of borrowings		0	0
Interest paid		(2,635)	(19)
Dividends paid		(4,997)	(5,966)
Interest paid on lease liabilities		(55)	(68)
Payments of leases		(61)	(55)
Other financing activities		(12,297)	1,454
Net cash flows (used in)/from financing activities		(20,045)	(4,654)
Net (decrease) increase in cash and cash equivalents		4,884	2,627
Cash and cash equivalents at the beginning of the period		4,464	1,026
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(3)	(13)
Cash and cash equivalents at the end of the period		9,345	3,640
Combined non-guarantor subsidiaries [member]
Cash flows from operating activities:
Income before income tax		5,295	6,923
Non-cash items		2,327	7,128
Changes in working capital		(3,492)	(3,394)
Net cash flows (used in)/from financing activities		4,130	10,657
Investing activities:
Interest received		1,719	2,776
Acquisition of long-lived assets, net		(2,014)	(1,912)
Acquisition of intangible assets and other investing activities		1,928	397
Investments in financial assets, net		14,425	3,267
Dividends received		16	0
Net cash flows used in investing activities		16,074	4,528
Financing activities:
Proceeds from borrowings		2,276	213
Repayment of borrowings		(1,387)	(355)
Interest paid		(758)	(5,105)
Dividends paid		(16,278)	(3,573)
Interest paid on lease liabilities		(4)	(4)
Payments of leases		(128)	(83)
Other financing activities		701	(2,670)
Net cash flows (used in)/from financing activities		(15,578)	(11,577)
Net (decrease) increase in cash and cash equivalents		4,626	3,608
Cash and cash equivalents at the beginning of the period		6,178	6,172
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		(3)	(298)
Cash and cash equivalents at the end of the period		10,801	9,482
Eliminations [member]
Cash flows from operating activities:
Income before income tax		(10,694)	(13,898)
Non-cash items		10,694	13,898
Changes in working capital		88	88
Net cash flows (used in)/from financing activities		88	88
Investing activities:
Interest received		(4,069)	(4,806)
Acquisition of long-lived assets, net		0	0
Acquisition of intangible assets and other investing activities		0	0
Investments in financial assets, net		(14,455)	(3,255)
Dividends received		(21,275)	(9,535)
Net cash flows used in investing activities		(39,799)	(17,596)
Financing activities:
Proceeds from borrowings		0	0
Repayment of borrowings		0	0
Interest paid		4,069	4,806
Dividends paid		21,275	9,535
Interest paid on lease liabilities		0	0
Payments of leases		(88)	(88)
Other financing activities		14,455	3,255
Net cash flows (used in)/from financing activities		39,711	17,508
Net (decrease) increase in cash and cash equivalents		0	0
Cash and cash equivalents at the beginning of the period		0	0
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		0	0
Cash and cash equivalents at the end of the period		$ 0	$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3